Expense Example - WASHINGTON MUTUAL INVESTORS FUND	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 628
Expense Example, with Redemption, 3 Years	741
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,225
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	407
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,050
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,369
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,132
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	$ 518